Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109	T: 617.570.1327 F: 617.523.1231 goodwinprocter.com

Confidential Submission

Pursuant to Title I, Section 106 under the

Jumpstart Our Business Startups Act

January 17, 2014

CONFIDENTIAL SUBMISSION VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

RE:	Imprivata, Inc.
Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Imprivata, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title I, Section 101 of the JOBS Act, the Company is an “emerging growth company” (an “EGC”). Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Title 17, Section 230, 433(h)(4) of the Code of Federal Regulations.

We refer the Staff to the Company’s acquisition (the “Acquisition”) of intellectual property assets and selected liabilities (the “Acquired Assets”) from Validus Medical Systems, Inc. (“Acquiree”) on July 15, 2011 referenced on pages 44, F-15, F-20 and F-38 of the Registration Statement.

We would like to take this opportunity to address the omission of separate financial statements with respect to the Acquired Assets that would be required by Rule 3-05 of Regulation S-X due solely to the significance of Acquiree determined pursuant to the income test discussed below. As further described below, Acquiree’s significance as determined under the income test is extremely disproportionate to Acquiree’s significance as determined under the asset and investment tests as well as to the overall business of the Company due to highly-exceptional non-recurring circumstances. We respectfully submit to the Staff that, in light of the insignificance of the Acquired Assets from both a financial and operating perspective, Acquiree’s omitted financial statements covering a 7 month period are immaterial and unnecessary to adequately inform investors. In any event, inclusion of such financial statements would no longer be required upon the filing of an amended registration statement containing the Company’s audited financial statements for the year ended December 31, 2013, which filing will be our next filing with the Commission and will occur well before there is any marketing of the offering and before any investment decisions are made. As a result, while the Company acknowledges that the Staff does not review incomplete filings, as further described below, we believe this filing is in fact substantially complete and respectfully request that the Staff commence its review of the Registration Statement in the ordinary course.

Description of the Acquisition. The consideration for the Acquisition consisted of $200,000 in cash and future earnouts. Prior to the Acquisition, Acquiree sold a computerized physician order entry system. The Company has not commercialized, and has no plans to commercialize, any computerized physician order entry system and there has been no material continuity of Acquiree’s revenue stream following the Acquisition. Instead, the technology covered by the intellectual property assets that the Company acquired from Acquiree contributed to the Company’s Cortext solution described on page 70 of the Registration Statement. The fair value of the purchase consideration for the Acquisition was approximately $1.1 million as of September 30, 2013, and at no point since the Acquisition did the Acquired Assets exceed 8% of the Company’s total assets, nor did the Acquired Assets or the Company’s Cortext solution contribute significantly to the Company’s revenue in any period. In fact, through December 31, 2013, the cumulative revenue generated by the Cortext product was $30,000, representing less than 0.01% of the Company’s revenue in each of the years ended December 31, 2011, 2012 and 2013 and the nine months ended September 30, 2013.

Application of Rule 3-05 of Regulation S-X. When evaluated pursuant to Rule 1-02(w) of Regulation S-X using the year ended December 31, 2010, the most recent pre-Acquisition consolidated financial statements, Acquiree was 1% significant under Rule 1-02(w)(2) of Regulation S-X (the “asset” test), 11% significant under Rule 1-02(w)(1) of Regulation S-X (the “investment” test) and 227% significant under Rule 1-02(w)(3) of Regulation S-X (the “income” test). In the year ended December 31, 2010, Acquiree incurred a pretax loss of $1,041,000 and the Company incurred a pretax loss of $459,000, which yields the significantly disproportionate result relative to the investment and asset tests. Solely as a result of the income test, subject to the relief provided pursuant to the JOBS Act to EGCs, three years of audited financial statements for Acquiree would be required by Rule 3-05 of Regulation S-X.

The Company respectfully advises the Staff that in the year ended December 31, 2010, the Company underwent a transition from focusing on selling its solutions to the financial services industry to the healthcare industry, an unusual and non-recurring anomalous result. If the Acquisition were evaluated using the years ended December 31, 2009 or 2011, Acquiree would be approximately 27% and 37% significant, respectively. The Company, as an EGC, will present audited consolidated financial statements with respect to the two most recently-completed fiscal years (December 31, 2012 and 2013) and therefore, with respect to the Acquisition, the Company respectfully advises the Staff it is permitted to only present combined audited consolidated financial statements inclusive of Acquiree’s results of operations with respect to the two most recently completed fiscal years. The Registration Statement currently includes 26 months of combined consolidated financial statements following the Acquisition—17 months of audited results through the audited financial statements for the years ended December 31, 2011 and December 31, 2012 and nine months of unaudited (but reviewed) results for the nine months ended September 30, 2013—and respectfully submits that it has therefore substantially complied with the applicable requirements under Rule 3-05 of Regulation S-X. Furthermore, the Company will include its December 31, 2013 audited financial statements in its next submission with the Commission, which will complete the technical requirements under Rule 3-05 of Regulation S-X, so in fact investors will have the benefit of the combined results inclusive of Acquiree’s post-transaction operations when the Company commences its initial public offering.

Under the unusual circumstances described above, the Company respectfully requests that the Staff commence its review of the Registration Statement in the ordinary course.

Please direct all notices and communications with respect to the confidential submission to:

John Milton

Imprivata, Inc.

10 Maguire Road, Building 1, Suite 125

Lexington, MA 02421

Telephone: (781) 764-2700

Please direct any questions with respect to this confidential submission to the undersigned at:

Kenneth J. Gordon

Goodwin Procter LLP

53 State Street

Boston, MA 02109

Telephone: (617) 570-1327

Sincerely,

/s/ Kenneth J. Gordon

Kenneth J. Gordon

cc:	Omar Hussain, Chief Executive Officer, Imprivata, Inc.
Jeffrey Kalowski, Chief Financial Officer, Imprivata, Inc.
John Milton, Esq., Vice President – General Counsel, Imprivata, Inc.